Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 670,550,000.00
Total Fee Amount	92,602.96
Total Offset Amount	0.00
Net Fee	$ 92,602.96
Offering Table N/A
Offset Table N/A	N/A